Estimated Development Liability	Dec. 05, 2019
AV Homes Inc [Member]
Estimated Development Liability
Note 5 — Estimated Development Liability
The estimated development liability consists primarily of utility completion obligations in Rio Rico, Arizona and Poinciana, Florida for more than 8,000 home sites previously sold, prior to 1980. The estimated development liability is reduced by actual expenditures and is evaluated and adjusted, as appropriate, to reflect management’s estimate of potential costs. In addition, we obtain third-party engineer evaluations on an annual basis and adjust this liability to reflect changes in the estimated completion costs. Cash expenditures associated with these obligations were $0.2 million and $0.4 million during the three and nine months ended September 30, 2018, respectively, and were $0.1 million and $0.4 million during the three and nine months ended September 30, 2017, respectively. Future increases or decreases of costs for construction, material and labor, as well as other land development and utilities infrastructure costs, may have a significant effect on the estimated development liability. The balance of the estimated development liability was $31.2 million and $31.6 million as of September 30, 2018 and December 31, 2017, respectively.